Note 13 - Financial assets at fair value through other comprehensive income equity instruments (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
National Company Shares [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	€ 2,182,000,000	€ 2,181,000,000	€ 2,172,000,000
Unrealized Gains equity instruments available for sale financial assets	0	0	0
Unrealized losses equity instruments available for sale financial assets	(1,309,000,000)	(507,000,000)	(210,000,000)
Equity instruments, available-for-sale	873,000,000	1,674,000,000	1,962,000,000
Foreign Company Shares [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	100,000,000	136,000,000	90,000,000
Unrealized Gains equity instruments available for sale financial assets	38,000,000	87,000,000	43,000,000
Unrealized losses equity instruments available for sale financial assets	(17,000,000)	(11,000,000)	(12,000,000)
Equity instruments, available-for-sale	121,000,000	213,000,000	121,000,000
Foreign Company Shares [Member] | United States [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	27,000,000	30,000,000	20,000,000
Unrealized Gains equity instruments available for sale financial assets	0	47,000,000	17,000,000
Unrealized losses equity instruments available for sale financial assets	0	0	0
Equity instruments, available-for-sale	27,000,000	78,000,000	37,000,000
Foreign Company Shares [Member] | Mexico [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	1,000,000	1,000,000	1,000,000
Unrealized Gains equity instruments available for sale financial assets	33,000,000	33,000,000	25,000,000
Unrealized losses equity instruments available for sale financial assets	0	0	0
Equity instruments, available-for-sale	34,000,000	34,000,000	26,000,000
Foreign Company Shares [Member] | Turkey [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	2,000,000	3,000,000	3,000,000
Unrealized Gains equity instruments available for sale financial assets	4,000,000	2,000,000	0
Unrealized losses equity instruments available for sale financial assets	0	0	(1,000,000)
Equity instruments, available-for-sale	6,000,000	5,000,000	2,000,000
Foreign Company Shares [Member] | Other countries [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	70,000,000	102,000,000	66,000,000
Unrealized Gains equity instruments available for sale financial assets	1,000,000	5,000,000	1,000,000
Unrealized losses equity instruments available for sale financial assets	(17,000,000)	(11,000,000)	(11,000,000)
Equity instruments, available-for-sale	54,000,000	96,000,000	56,000,000
Subtotal Listed Equity [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	2,282,000,000	2,317,000,000	2,262,000,000
Unrealized Gains equity instruments available for sale financial assets	38,000,000	87,000,000	43,000,000
Unrealized losses equity instruments available for sale financial assets	(1,326,000,000)	(518,000,000)	(222,000,000)
Equity instruments, available-for-sale	995,000,000	1,886,000,000	2,083,000,000
National Company Shares Unlisted [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	5,000,000	5,000,000	6,000,000
Unrealized Gains equity instruments available for sale financial assets	1,000,000	1,000,000	1,000,000
Unrealized losses equity instruments available for sale financial assets	0	0	0
Equity instruments, available-for-sale	5,000,000	5,000,000	7,000,000
Foreign Company Shares Unlisted [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	58,000,000	450,000,000	453,000,000
Unrealized Gains equity instruments available for sale financial assets	43,000,000	79,000,000	54,000,000
Unrealized losses equity instruments available for sale financial assets	(1,000,000)	(1,000,000)	(1,000,000)
Equity instruments, available-for-sale	100,000,000	528,000,000	506,000,000
Foreign Company Shares Unlisted [Member] | United States [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	0	387,000,000	388,000,000
Unrealized Gains equity instruments available for sale financial assets	0	32,000,000	23,000,000
Unrealized losses equity instruments available for sale financial assets	0	0	0
Equity instruments, available-for-sale	0	419,000,000	411,000,000
Foreign Company Shares Unlisted [Member] | Mexico [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	0	0	0
Unrealized Gains equity instruments available for sale financial assets	0	0	0
Unrealized losses equity instruments available for sale financial assets	0	0	0
Equity instruments, available-for-sale	0	0	0
Foreign Company Shares Unlisted [Member] | Turkey [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	5,000,000	5,000,000	6,000,000
Unrealized Gains equity instruments available for sale financial assets	0	4,000,000	4,000,000
Unrealized losses equity instruments available for sale financial assets	0	0	0
Equity instruments, available-for-sale	5,000,000	9,000,000	10,000,000
Foreign Company Shares Unlisted [Member] | Other countries [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	52,000,000	57,000,000	59,000,000
Unrealized Gains equity instruments available for sale financial assets	43,000,000	43,000,000	27,000,000
Unrealized losses equity instruments available for sale financial assets	(1,000,000)	(1,000,000)	(1,000,000)
Equity instruments, available-for-sale	94,000,000	99,000,000	85,000,000
Subtotal Unlisted Equity [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	62,000,000	454,000,000	459,000,000
Unrealized Gains equity instruments available for sale financial assets	44,000,000	80,000,000	55,000,000
Unrealized losses equity instruments available for sale financial assets	(1,000,000)	(1,000,000)	(1,000,000)
Equity instruments, available-for-sale	105,000,000	533,000,000	513,000,000
Total Member
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	2,344,000,000	2,772,000,000	2,721,000,000
Unrealized Gains equity instruments available for sale financial assets	82,000,000	167,000,000	98,000,000
Unrealized losses equity instruments available for sale financial assets	(1,327,000,000)	(519,000,000)	(223,000,000)
Equity instruments, available-for-sale	€ 1,100,000,000	€ 2,420,000,000	€ 2,595,000,000